Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Grayscale Funds Trust
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Grayscale Bitcoin Adopters ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Adopters ETF
Class Name	Grayscale Bitcoin Adopters ETF
Trading Symbol	BCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF (the “Fund”) for the period of April 30, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bcor
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Adopters ETF	$11	0.59%
[1],[2]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/bcor for more recent performance information.
Net Assets	$ 4,258,397
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,258,397
Number of Holdings	38
Portfolio Turnover	24%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	36.7%
Consumer Discretionary	32.7%
Financials	16.9%
Communication Services	6.7%
Health Care	2.5%
Industrials	2.1%
Energy	1.8%
Cash & Other	0.6%

Top 10 Issuers	(%)
MicroStrategy, Inc.	21.1%
Tesla, Inc.	19.0%
Galaxy Digital, Inc.	5.0%
Coinbase Global, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Block, Inc.	4.6%
GameStop Corp.	4.5%
Nexon Co. Ltd.	4.5%
Metaplanet, Inc.	4.1%
Next Technology Holding, Inc.	2.9%
[3]
Updated Prospectus Web Address	https://etfs.grayscale.com/bcor
Grayscale Bitcoin Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Covered Call ETF
Class Name	Grayscale Bitcoin Covered Call ETF
Trading Symbol	BTCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF (the “Fund”) for the period of April 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/btcc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Covered Call ETF	$17	0.65%
[4],[5]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/btcc for more recent performance information.
Net Assets	$ 7,819,715
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,819,715
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Money Market Funds	83.7%
Purchased Options	17.8%
Written Options	-1.5%

Top Holdings	(%)
First American Government Obligations Fund - Class X	83.7%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $66.00	17.8%
Grayscale Bitcoin Trust ETF, Expiration: 07/11/2025; Exercise Price: $85.00	-1.5%

Updated Prospectus Web Address	https://etfs.grayscale.com/btcc
Grayscale Bitcoin Miners ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Miners ETF
Class Name	Grayscale Bitcoin Miners ETF
Trading Symbol	MNRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF (the “Fund”) for the period of January 30, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/mnrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Miners ETF	$24	0.59%
[6],[7]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/mnrs for more recent performance information.
Net Assets	$ 6,518,732
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,518,732
Number of Holdings	28
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	94.8%
Financials	2.8%
Consumer Discretionary	2.2%
Cash & Other	0.2%

Top 10 Issuers	(%)
MARA Holdings, Inc.	14.4%
Core Scientific, Inc.	14.3%
Riot Platforms, Inc.	12.2%
IREN Ltd.	5.2%
Cipher Mining, Inc.	4.7%
Cleanspark, Inc.	4.6%
Terawulf, Inc.	4.4%
Hut 8 Corp.	4.1%
Bitdeer Technologies Group	3.8%
Applied Digital Corp.	3.6%
[8]
Updated Prospectus Web Address	https://etfs.grayscale.com/mnrs
Grayscale Bitcoin Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Premium Income ETF
Class Name	Grayscale Bitcoin Premium Income ETF
Trading Symbol	BPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF (the “Fund”) for the period of April 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Premium Income ETF	$18	0.65%
[9],[10]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/bpi for more recent performance information.
Net Assets	$ 4,051,336
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,051,336
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Money Market Funds	85.1%
Purchased Options	15.1%
Written Options	-0.2%

Top Holdings	(%)
First American Government Obligations Fund - Class X	85.1%
Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $65.00	15.1%
Grayscale Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $95.00	-0.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/bpi

[1]
**	Annualized

[2]
*	Costs included are for the period April 30, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
**	Annualized

[5]
*	Costs included are for the period April 2, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.

[6]
**	Annualized

[7]
*	Costs included are for the period January 30, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
**	Annualized

[10]
*	Costs included are for the period April 2, 2025 (commencement of operations) through June 30, 2025. Costs would be higher if the full six month period was included.